OPERATING LEASES	12 Months Ended
Jun. 30, 2020
Lessee, Operating Lease, Description [Abstract]
OPERATING LEASES
NOTE 20 -    OPERATING LEASES
Operating lease as lessee
The Company’s lease agreements include payments for land use rights and lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The leases, other than prepaid land leases, have remaining lease terms of up to five years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Company’s right-of-use assets or lease liabilities since those options were not reasonably certain to be exercised.
The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations.

Fiscal year ended June 30, 2020
Operating lease costs	1,608
Short-term lease costs	537
Amortization of prepaid land leases	384

Total lease costs	2,529

Fiscal year ended June 30, 2020
Other information
Cash paid for amounts included in the measurement of operating lease liabilities	2,460
ROU assets obtained in exchange for new operating lease liabilities	1,614
Weighted-average remaining lease term (in years):
Operating leases	2.25
Weighted-average discount rate:
Operating leases	3.76%
For the fiscal year ended June 30, 2020, total lease costs of $881 were recorded in selling expenses, $1,052 were recorded in general and administrative expenses, and $596 were recorded in research and development expenses. For the fiscal
year ended June 30, 2019,
total lease costs
of $1,013 were

recorded in selling expenses, $627 were recorded in general and administrative expenses, and $338 were recorded in research and development expenses. For the fiscal year ended June 30, 2018, total lease costs of $596 were recorded in selling expenses, $1,182 were recorded in general and administrative expenses, and $515 were recorded in research and development expenses.
Total expenses under operating leases were $2,529 for the fiscal year ended June 30, 2020. The total amortization of prepaid land leases was $384 for the fiscal year ended June 30, 2020.
Future minimum lease payments for operating leases as of June 30, 2020 are as follows:

As of June 30, 2020
2021	$3,038
2022	2,172
2023	1,023
2024	385
2025 and onwards	—

Total minimum lease payments	6,618
Less: imputed interest	827

Total lease liability balance	$5,791

Operating lease as lessor
The Company entered into operating lease arrangements to lease out its buildings located in Beijing with lease term ranging from ten to fifteen years. The lease arrangements include lease payments that are largely fixed and do not contain variable lease payments. The leases do not contain any contingent rental income clauses or options for a lessee to purchase the buildings.
Total rental income for the fiscal years ended June 30, 201
8
, 2019
and 2020 were $1,571
, $1,727
and $2,807 respectively and were recorded under other income on the consolidated statements of comprehensive income.

Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years as of June 30, 2020 are as follows:

Year ending June 30,	Minimum lease payments
2021	$1,549
2022	1,595
2023	1,643
2024	278
2025	—

Total minimum lease payments to be received in the next five years	$5,065